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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07404
Invesco Van Kampen California Value Municipal Income Trust
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)
Colin Meadows 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/12

Item 1. Schedule of Investments.

Invesco Van Kampen California Value Municipal Income Trust
Quarterly Schedule of Portfolio Holdings
May 31, 2012

invesco.com/us	VK-CE-CAVMI-QTR-1 05/12	Invesco Advisers, Inc.

Schedule of Investments
May 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—169.01%
California—160.22%
Adelanto (City of) Public Utility Authority (Utility System); Series 2009 A, Ref. RB	6.75%	07/01/39	$2,000	$2,177,920
Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.50%	01/01/30	1,725	1,907,195
Anaheim (City of) Redevelopment Agency (Anaheim Merged Redevelopment Area); Series 2007 A, Ref. Tax Allocation RB (INS-AGM) (a)(b)	5.00%	02/01/31	4,250	4,449,113
Bay Area Toll Authority (San Francisco Bay Area);
Series 2007 F, Toll Bridge RB (b)	5.00%	04/01/31	6,000	6,823,680
Series 2009 F-1, Toll Bridge RB (b)	5.13%	04/01/39	4,500	4,975,335
Beverly Hills Unified School District (Election of 2008); Series 2009, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/28	3,000	1,607,970
Brea (City of) Redevelopment Agency (Redevelopment Project AB); Series 2001 A, Ref. Tax Allocation RB (INS-AMBAC) (a)	5.50%	08/01/20	3,535	3,541,009
Brea Olinda Unified School District; Series 2002 A, Ref. COP (INS-AGM) (a)	5.50%	08/01/20	1,510	1,521,748
California (State of) Department of Veterans Affairs; Series 2007 A, Home Purchase RB (b)(d)	4.95%	12/01/37	9,000	9,154,170
California (State of) Department of Water Resources; Subseries 2005 F-5, Power Supply RB	5.00%	05/01/22	2,000	2,339,520
California (State of) Educational Facilities Authority (Chapman University); Series 2011, RB	5.00%	04/01/31	1,250	1,372,913
California (State of) Educational Facilities Authority (Claremont McKenna College); Series 2007, RB (b)	5.00%	01/01/38	7,480	8,089,695
California (State of) Educational Facilities Authority (OTIS College of Art and Design — Goldsmith Campus); Series 1999 B, RB	5.25%	04/01/24	580	580,110
California (State of) Educational Facilities Authority (Pitzer College); Series 2009, RB	5.38%	04/01/34	2,000	2,181,160
California (State of) Educational Facilities Authority (University of Southern California); Series 2009 B, RB (b)	5.25%	10/01/39	10,200	11,837,100
California (State of) Health Facilities Financing Authority (Adventist Health System West); Series 2009 A, RB	5.75%	09/01/39	2,500	2,817,200
California (State of) Health Facilities Financing Authority (Catholic Healthcare West); Series 2009 A, RB	6.00%	07/01/39	2,500	2,915,450
California (State of) Health Facilities Financing Authority (Cedars-Sinai Medical Center); Series 2009, RB	5.00%	08/15/39	4,000	4,282,920
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (INS-AGM) (a)	5.25%	07/01/38	2,000	2,112,420
California (State of) Health Facilities Financing Authority (Lucile Packard Children’s Hospital); Series 2012, RB	5.00%	08/15/51	5,910	6,311,466
California (State of) Health Facilities Financing Authority (Providence Health & Services); Series 2008 C, RB	6.50%	10/01/33	3,000	3,592,800
California (State of) Health Facilities Financing Authority (Scripps Health);
Series 2010 A, RB	5.00%	11/15/36	3,500	3,785,740
Series 2012 A, RB	5.00%	11/15/40	2,000	2,179,980
California (State of) Health Facilities Financing Authority (Stanford Hospital); Series 2008 A-2, Ref. RB	5.25%	11/15/40	3,000	3,356,670
California (State of) Health Facilities Financing Authority (Sutter Health);
Series 2011 B, RB	5.50%	08/15/26	2,000	2,370,620
Series 2011 D, Ref. RB	5.25%	08/15/31	7,200	8,315,712
California (State of) Housing Finance Agency; Series 1997 A, MFH RB (INS-NATL) (a)(d)	5.85%	08/01/17	2,005	2,007,967
California (State of) Municipal Finance Authority (Community Hospitals of Central California Obligated Group); Series 2007, COP	5.25%	02/01/37	2,500	2,553,175
California (State of) Municipal Finance Authority (Eisenhower Medical Center); Series 2010 A, RB	5.75%	07/01/40	2,100	2,221,464
California (State of) Municipal Finance Authority (High Tech High-Chula Vista); Series 2008 B, Educational Facility RB (e)	6.00%	07/01/28	1,000	1,016,720
California (State of) Pollution Control Financing Authority (San Diego Gas & Electric); Series 1996 A, Ref. PCR (INS-NATL) (a)	5.90%	06/01/14	1,000	1,101,790
California (State of) Pollution Control Financing Authority (San Jose Water Co.); Series 2010 A, RB	5.10%	06/01/40	2,450	2,613,096
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
California (State of) Pollution Control Financing Authority (Waste Management Inc.); Series 2005 C, Solid Waste Disposal RB (d)(f)	5.13%	11/01/23	$2,000	$2,173,440
California (State of) Rural Home Mortgage Finance Authority (Mortgage-Backed Securities Program);
Series 2000 B, Single Family Mortgage RB (CEP-GNMA) (d)	6.15%	06/01/20	15	15,173
Series 2000 B, Single Family Mortgage RB (CEP-GNMA) (d)	6.25%	12/01/31	30	30,313
California (State of) Statewide Communities Development Authority (Adventist Health System/West); Series 2005 A, Health Facility RB	5.00%	03/01/19	1,825	1,975,782
California (State of) Statewide Communities Development Authority (American Baptist Homes of the West); Series 2010, RB	6.25%	10/01/39	2,000	2,142,240
California (State of) Statewide Communities Development Authority (California Baptist University); Series 2007 A, RB	5.50%	11/01/38	1,250	1,280,500
California (State of) Statewide Communities Development Authority (Collegiate Housing Foundation — Irvine, L.L.C. - University of California-Irvine East Campus Apartments, Phase II); Series 2008, Student Housing RB	5.75%	05/15/32	2,500	2,662,950
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.25%	11/01/30	2,150	2,419,674
California (State of) Statewide Communities Development Authority (Enloe Medical Center); Series 2008, RB (INS-CA MTG) (a)	6.25%	08/15/28	2,750	3,148,585
California (State of) Statewide Communities Development Authority (Front Porch Communities & Services); Series 2007 A, RB (e)	5.13%	04/01/37	1,500	1,521,360
California (State of) Statewide Communities Development Authority (John Muir Health); Series 2006 A, RB	5.00%	08/15/28	2,000	2,154,800
California (State of) Statewide Communities Development Authority (Kaiser Permanente); Series 2012 A, RB	5.00%	04/01/42	2,455	2,660,115
California (State of) Statewide Communities Development Authority (Methodist Hospital); Series 2009, RB (INS-FHA) (a)	6.75%	02/01/38	2,000	2,417,900
California (State of) Statewide Communities Development Authority (Southern California Presbyterian Homes); Series 2009, Senior Living RB	7.25%	11/15/41	2,000	2,250,000
California (State of) Statewide Communities Development Authority (Trinity Health Credit Group); Series 2011, Ref. RB (b)	5.00%	12/01/41	5,025	5,500,013
California (State of);
Series 2009, Various Purpose Unlimited Tax GO Bonds	5.75%	04/01/31	1,150	1,343,649
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	11/01/35	2,000	2,379,420
Series 2009, Various Purpose Unlimited Tax GO Bonds	6.00%	04/01/38	1,565	1,827,263
Series 2009 A, Ref. Economic Recovery Unlimited Tax GO Bonds	5.25%	07/01/21	3,000	3,648,630
Series 2010, Unlimited Tax GO Bonds	5.25%	11/01/40	2,500	2,792,350
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/40	2,500	2,826,725
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	09/01/32	2,250	2,496,780
Series 2011, Various Purpose Unlimited Tax GO Bonds	5.00%	10/01/41	2,500	2,687,950
Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	02/01/38	2,460	2,658,571
California State University; Series 2009 A, Systemwide RB	5.25%	11/01/38	3,000	3,350,190
Carson (City of) Redevelopment Agency; Series 2003 A, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	10/01/23	2,000	2,072,320
Cathedral City (City of) Public Financing Authority;
Series 2000 A, Tax Allocation CAB RB (INS-NATL) (a)(c)	0.00%	08/01/27	1,085	446,553
Series 2000 A, Tax Allocation CAB RB (INS-NATL) (a)(c)	0.00%	08/01/28	1,085	416,564
Series 2000 A, Tax Allocation CAB RB (INS-NATL) (a)(c)	0.00%	08/01/30	1,085	356,585
Series 2000 A, Tax Allocation CAB RB (INS-NATL) (a)(c)	0.00%	08/01/31	1,085	323,764
Series 2000 A, Tax Allocation CAB RB (INS-NATL) (a)(c)	0.00%	08/01/32	1,085	291,757
Series 2000 A, Tax Allocation CAB RB (INS-NATL) (a)(c)	0.00%	08/01/33	1,085	269,471
Chula Vista (City of) (San Diego Gas); Series 1996 A, IDR	5.30%	07/01/21	2,000	2,128,480
Colton (City of) Redevelopment Agency (Mount Vernon Corridor); Series 1999, Tax Allocation RB	6.30%	09/01/36	2,000	2,000,280
Compton (City of); Series 2009, Water RB	6.00%	08/01/39	1,750	1,897,455
Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier Mobile Home Park RB	6.50%	12/15/47	1,950	1,977,007
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB (b)	5.00%	06/01/36	1,980	2,291,038
Eden (Township of) Healthcare District; Series 2010, COP	6.00%	06/01/30	1,500	1,628,265
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
El Cerrito (City of) Redevelopment Agency; Series 1998 B, Ref. Tax Allocation RB (INS-NATL) (a)(d)	5.25%	07/01/15	$790	$819,301
Emeryville (City of) Public Financing Authority (Shellmound Park Redevelopment & Housing); Series 1998 B, RB (INS-NATL) (a)	5.00%	09/01/19	1,000	1,001,100
Florin Resource Conservation District (Elk Grove Water Service); Series 2003 A, Capital Improvement COP (INS-NATL) (a)	5.00%	09/01/33	4,580	4,580,824
Folsom (City of) Public Financing Authority; Series 2007 A, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/28	3,000	3,067,830
Foothill-De Anza Community College District; Series 2011 C, Unlimited Tax GO Bonds (b)	5.00%	08/01/40	6,600	7,494,960
Foothill-Eastern Transportation Corridor Agency;
Series 1995 A, Sr. Lien Toll Road CAB RB (c)(g)	0.00%	01/01/27	2,950	1,999,392
Series 1999, Ref. Toll Road CAB RB (c)	0.00%	01/15/31	5,000	1,640,750
Garden Grove (City of) Agency for Community Development; Series 2008, Sub. RN (Acquired 05/27/08; Cost $1,589,666) (e)	6.00%	10/01/27	1,825	1,677,339
Irvine (City of) Public Facilities & Infrastructure Authority; Series 2002 B, Special Assessment RB (INS-AMBAC) (a)	5.00%	09/02/22	2,845	2,854,360
La Quinta (City of) Redevelopment Agency (Redevelopment Area No. 1);
Series 2002, Tax Allocation RB (INS-AMBAC) (a)	5.00%	09/01/22	1,420	1,456,054
Series 2002, Tax Allocation RB (INS-AMBAC) (a)	5.13%	09/01/32	1,500	1,528,905
Lancaster (City of) Redevelopment Agency (Combined Redevelopment Areas); Series 2009, Tax Allocation RB	6.88%	08/01/39	1,000	1,114,490
Lathrop (City of) Mossdale Village Assessment District No. 03-1; Series 2005, Special Assessment Improvement RB	5.00%	09/02/25	1,000	1,001,090
Long Beach (City of) (Long Beach Towne Center); Series 2008, Special Tax RB	5.75%	10/01/25	2,000	2,144,280
Long Beach (City of); Series 2010 A, Sr. Airport RB	5.00%	06/01/40	1,590	1,685,098
Long Beach Unified School District; Series 2012, Ref. Unlimited Tax GO Bonds	5.00%	08/01/31	5,730	6,589,328
Los Angeles (City of) (Sonnenblick Del Rio); Series 2000, Sr. COP (INS-AMBAC) (a)	6.00%	11/01/19	3,000	3,009,030
Los Angeles (City of) Community Redevelopment Agency (Grand Central Square- Los Angeles County Metropolitan Transportation Authority); Series 2007 B, Ref. MFH RB (INS-AMBAC) (a)(d)	4.75%	12/01/26	2,215	2,054,678
Los Angeles (City of) Department of Airports (Los Angeles International Airport);
Series 2008 C, Sub. RB	5.13%	05/15/33	1,230	1,341,081
Series 2010 A, Sr. RB (b)	5.00%	05/15/35	3,000	3,353,130
Series 2010 D, Sr. RB (b)	5.25%	05/15/33	10,000	11,448,500
Los Angeles (City of) Department of Water & Power;
Series 2009 A, Water System RB	5.38%	07/01/38	2,000	2,262,020
Series 2011 A, Power System RB (b)	5.00%	07/01/22	4,800	5,934,384
Subseries 2008 A-1, Power System RB (b)	5.25%	07/01/38	3,000	3,485,070
Subseries 2008 A-1, Power System RB (b)	5.25%	07/01/38	4,000	4,646,760
Los Angeles (City of); Series 2012 B, Ref. Sub. Wastewater System RB	5.00%	06/01/32	4,930	5,672,951
Los Angeles Community College District (Election of 2003);
Series 2008 F-1, Unlimited Tax GO Bonds (b)	5.00%	08/01/33	5,000	5,557,500
Series 2008 F-1, Unlimited Tax GO Bonds (b)	5.00%	08/01/33	3,000	3,334,500
Los Angeles County Schools Regionalized Business Services Corp. (Los Angeles County Schools Pooled Financing Program);
Series 1999 A, CAB COP (INS-AMBAC) (a)(c)	0.00%	08/01/26	1,200	512,256
Series 2003 A, COP (INS-AGM) (a)	5.00%	09/01/28	1,250	1,299,900
Los Angeles Unified School District (Election of 2002); Series 2009 D, Unlimited Tax GO Bonds	5.00%	01/01/34	2,000	2,223,160
Los Angeles Unified School District (Election of 2004); Series 2009-I, Unlimited Tax GO Bonds (INS-AGC) (a)	5.00%	01/01/34	2,450	2,723,371
Montclair (City of) Redevelopment Agency (Hacienda Mobile Home Park); Series 2002, Mobile Home Park RB	6.00%	11/15/22	2,000	2,049,640
Morongo Band of Mission Indians (The) (Enterprise Casino);
Series 2008 B, RB (e)	5.50%	03/01/18	1,650	1,661,963
Series 2008 B, RB (e)	6.50%	03/01/28	2,175	2,208,712
National City (City of) Community Development Commission (National City Redevelopment); Series 2004 A, Tax Allocation RB (INS-AMBAC) (a)	5.50%	08/01/32	1,730	1,758,614
Needles (City of) Public Utility Authority (Utility System Acquisition); Series 1997 A, RB	6.50%	02/01/22	2,000	2,000,560
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
Oakland (City of) Joint Powers Financing Authority (Fruitvale Transit Village); Series 2001 B, VRD RB (LOC-Citibank N.A.) (h)(i)	0.22%	07/01/33	$1,530	$1,530,000
Oakland (Port of);
Series 2002 N, Ref. RB (d)(g)(j)	5.00%	11/01/12	175	178,385
Series 2002 N, Ref. RB (INS-NATL) (a)(d)	5.00%	11/01/22	2,325	2,354,527
Orange (County); Series 2009 A, Airport RB	5.00%	07/01/31	1,000	1,114,260
Oxnard Union High School District; Series 2001 A, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	6.20%	08/01/30	1,000	1,111,290
Palm Desert (City of) Financing Authority (Area No. 2); Series 2002 A, Ref. Tax Allocation RB (INS-NATL) (a)	5.00%	08/01/21	1,230	1,243,247
Palm Springs (City of) (Palm Springs International Airport);
Series 2006, Ref. Sub. Airport Passenger Facility Charge RB (d)	5.45%	07/01/20	250	237,443
Series 2006, Ref. Sub. Airport Passenger Facility Charge RB (d)	5.55%	07/01/28	475	423,833
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (d)	6.00%	07/01/18	250	252,403
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (d)	6.40%	07/01/23	250	246,268
Series 2008, Ref. Sub. Airport Passenger Facility Charge RB (d)	6.50%	07/01/27	530	519,162
Palomar Pomerado Health; Series 2009, COP	6.75%	11/01/39	2,000	2,204,800
Perris (City of) Public Financing Authority (Perris Valley Vistas IA 3); Series 2008 B, Local Agency Special Tax RB	6.63%	09/01/38	2,000	2,088,640
Perris (City of) Public Financing Authority;
Series 2002 A, Tax Allocation RB (INS-NATL) (a)	5.00%	10/01/31	1,000	1,018,770
Series 2006, Tax Allocation RB	5.35%	10/01/36	4,350	4,233,115
Pico Rivera (City of) Water Authority (Water System); Series 1999 A, RB (INS-NATL) (a)	5.50%	05/01/19	1,000	1,084,850
Rancho Cordova (City of) Community Facilities District No. 2003-1 (Sunridge Anatolia); Series 2003, Special Tax RB	6.00%	09/01/24	2,000	2,025,340
Rancho Cucamonga (City of) Redevelopment Agency (Rancho Redevelopment); Series 1999, Ref. Tax Allocation RB (INS-AGM) (a)	5.25%	09/01/20	1,000	1,002,540
Rancho Mirage (City of) Redevelopment Agency (Redevelopment Plan — 1984);
Series 2001 A-1, Tax Allocation RB (INS-NATL) (a)	5.00%	04/01/26	1,220	1,221,257
Series 2001 A-E, Tax Allocation RB (INS-NATL) (a)	5.25%	04/01/33	2,540	2,541,956
Redlands (City of) Redevelopment Agency; Series 1998 A, Ref. Tax Allocation RB (INS-NATL) (a)	4.75%	08/01/21	3,800	3,800,342
Redwood City School District (Election of 2002); Series 2002, Unlimited Tax GO Bonds (INS-NATL) (a)	5.00%	07/15/23	4,000	4,023,640
Regents of the University of California;
Series 2009 E, Medical Center Pooled RB	5.50%	05/15/27	2,500	2,885,425
Series 2009 O, General RB (b)	5.25%	05/15/39	7,500	8,459,325
Richmond (City of) Joint Powers Financing Authority (Point Potrero); Series 2009 A, Lease RB	6.25%	07/01/24	2,000	2,253,440
Riverside (County of) Transportation Commission; Series 2010 A, Limited Sales Tax RB	5.00%	06/01/32	1,500	1,674,105
Riverside Community College District (Election 2004); Series 2007 C, Unlimited Tax GO Bond (INS-AGM) (a)(b)	5.00%	08/01/32	5,000	5,629,300
RNR School Financing Authority (Community Facilities District No. 92-1); Series 2006 A, Special Tax RB (INS-AMBAC) (a)	5.00%	09/01/36	2,000	2,025,420
Roseville Joint Union High School District; Series 1995 B, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(c)	0.00%	06/01/20	1,650	1,235,999
Sacramento (City of) Municipal Utility District;
Series 2008 U, Electric RB (INS-AGM) (a)(b)	5.00%	08/15/24	4,960	5,716,846
Series 2008 U, Electric RB (INS-AGM) (a)(b)	5.00%	08/15/26	10,000	11,353,900
Series 2011 X, Ref. Electric RB	5.00%	08/15/27	2,050	2,376,688
Sacramento (County of); Series 2010, Sr. Airport System RB	5.00%	07/01/40	2,000	2,157,680
Salinas Valley Solid Waste Authority;
Series 2002, RB (INS-AMBAC) (a)(d)	5.25%	08/01/27	1,000	1,003,700
Series 2002, RB (INS-AMBAC) (a)(d)	5.25%	08/01/31	2,000	2,006,260
San Bernardino (City of) Joint Powers Financing Authority (Police Station, South Valle Refunding and 201 Building); Series 1999, Ref. COP (INS-NATL) (a)	5.50%	09/01/20	1,720	1,721,961
San Diego (City of) Public Facilities Financing Authority;
Series 2009 B, Water RB	5.38%	08/01/34	5,000	5,804,150
Subseries 2012 A, Ref. Water RB	5.00%	08/01/32	2,475	2,832,340
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
San Diego (City of) Redevelopment Agency (Centre City Redevelopment); Series 1999 A, RB	6.40%	09/01/25	$2,500	$2,502,725
San Diego (County of) Regional Airport Authority; Series 2010 A, Sub. RB	5.00%	07/01/34	3,000	3,271,350
San Diego Community College District (Election of 2002); Series 2009, Unlimited Tax GO Bonds (b)	5.25%	08/01/33	5,000	5,799,050
San Dimas (City of) Redevelopment Agency (Creative Growth); Series 1998 A, Tax Allocation RB (INS-AGM) (a)	5.00%	09/01/16	560	561,932
San Francisco (City & County of) Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. Second Series RB (d)	5.00%	05/01/23	2,150	2,465,878
Series 2011 F, Ref. Second Series RB (d)	5.00%	05/01/25	4,000	4,482,720
Series 2011 G, Second Series RB	5.25%	05/01/28	3,000	3,495,240
San Francisco (City & County of) Airport Commission (San Francisco International Airport-SFO Fuel Co. LLC); Series 2000 A, Special Facilities Lease RB (INS-AGM) (a)(d)	6.13%	01/01/27	1,660	1,663,403
San Francisco (City & County of) Public Utilities Commission (Water System Improvement Program); Subseries 2011 A, Water RB (b)	5.00%	11/01/36	4,800	5,437,056
San Francisco (City & County of) Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, Tax Allocation RB	6.50%	08/01/27	400	466,008
San Francisco (City of) Bay Area Rapid Transit District; Series 2010, Ref. RB	5.00%	07/01/28	1,000	1,163,240
Sanger Unified School District; Series 1999, Ref. Unlimited Tax GO Bonds (INS-NATL) (a)	5.60%	08/01/23	2,000	2,269,020
Santa Ana Unified School District (Financing Project); Series 1999, CAB COP (INS-AGM) (a)(c)	0.00%	04/01/36	1,000	266,570
Santa Clara (County of) Financing Authority (Multiple Facilities); Series 2008 L, Ref. Lease RB (b)	5.25%	05/15/36	10,000	11,060,600
Sierra View Local Health Care District; Series 2007, RB	5.25%	07/01/32	2,000	2,062,360
South Orange (County of) Public Financing Authority; Series 1999, Reassessment RB (INS-AGM) (a)	5.80%	09/02/18	3,305	3,344,131
South Tahoe Joint Powers Financing Authority (South Tahoe Redevelopment Project Area No. 1);
Series 2004 A, Ref. RB (INS-AGM) (a)	5.00%	10/01/29	1,640	1,686,232
Series 2005 A, Ref. RB (INS-AMBAC) (a)	5.00%	10/01/28	2,250	2,260,800
Southern California Metropolitan Water District; Series 2003 B-2, RB (g)(j)	5.00%	10/01/13	1,900	2,020,441
Southern California Public Power Authority (Milford Wind Corridor Phase II);
Series 2011-1, RB (b)	5.25%	07/01/29	2,100	2,485,098
Series 2011-1, RB (b)	5.25%	07/01/31	2,100	2,452,275
Southern California Public Power Authority; Series 1989, RB	6.75%	07/01/12	5,000	5,026,100
Turlock (City of) (Emanuel Medical Center, Inc.);
Series 2007 A, Health Facility Revenue COP	5.13%	10/15/31	1,000	1,000,870
Series 2007 B, Health Facility Revenue COP	5.13%	10/15/37	1,000	965,530
Tustin (City of) Public Financing Authority; Series 2011 A, Water RB	5.00%	04/01/36	2,500	2,789,750
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(f)(j)	3.50%	05/31/13	2,000	2,002,420
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (c)	0.00%	04/01/14	1,500	1,463,985
Vernon (City of); Series 2009 A, Electric System RB	5.13%	08/01/21	3,000	3,373,230
Vista Unified School District (Election of 2002); Series 2007 C, Unlimited Tax GO Bonds (INS-AGM) (a)(b)	5.00%	08/01/28	2,185	2,398,671
West Contra Costa Unified School District; Series 2005, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(c)	0.00%	08/01/25	5,000	2,704,550

				476,304,463

Guam—1.60%
Guam (Territory of) (Section 30); Series 2009 A, Limited Obligation RB	5.38%	12/01/24	2,900	3,108,423
Guam (Territory of); Series 2011 A, Business Privilege Tax RB	5.25%	01/01/36	1,500	1,668,825

				4,777,248

Puerto Rico—4.77%
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority; Series 2012 A, Sr. Lien RB	6.00%	07/01/47	2,500	2,701,125
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2010 AAA, RB	5.25%	07/01/29	1,500	1,603,245
Series 2010 XX, RB	5.25%	07/01/40	1,150	1,183,120
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Puerto Rico—(continued)
Puerto Rico Sales Tax Financing Corp.;
First Subseries 2010 C, RB	5.25%	08/01/41	$2,000	$2,124,620
Series 2011 C, RB (b)	5.00%	08/01/40	2,250	2,404,193
Series 2011 C, RB (b)	5.25%	08/01/40	3,750	4,156,650

				14,172,953

Virgin Islands—2.42%
Virgin Islands (Government of) Public Finance Authority (Gross Receipts Taxes Loan Note); Series 1999 A, RB	6.38%	10/01/19	2,740	2,749,179
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note — Diageo); Series 2009 A, Sub. RB	6.63%	10/01/29	2,000	2,332,080
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/29	2,000	2,117,900

				7,199,159

TOTAL INVESTMENTS(k)—169.01% (Cost $464,819,004)				502,453,823

FLOATING RATE NOT OBLIGATIONS—(30.97)%
Notes with interest rates ranging from 0.15% to 0.38% at 05/31/2012 and contractual maturities of collateral ranging from 07/01/22 to 12/01/41 (See Note 1D)(l)				(92,075,000)

OTHER ASSETS LESS LIABILITIES—0.98%				2,905,831

PREFERRED SHARES—(3.90)%				(11,600,000)

VARIABLE RATE MUNI TERM PREFERRED SHARES—(35.12)%				(104,400,000)

NET ASSETS APPLICABLE TO COMMON SHARES—100.00%				$297,284,654

Investment Abbreviations:

AGC	—	Assured Guaranty Corp.
AGM	—	Assured Guaranty Municipal Corp.
AMBAC	—	American Municipal Bond Assurance Corp.
BAN	—	Bond Anticipation Notes
CAB	—	Capital Appreciation Bonds
CEP	—	Credit Enhancement Provider
COP	—	Certificates of Participation
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDR	—	Industrial Development Revenue Bonds
INS	—	Insurer
LOC	—	Letter of Credit
MFH	—	Multi-Family Housing
NATL	—	National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue Bonds
RB	—	Revenue Bonds
Ref.	—	Refunding
RN	—	Revenue Notes
Sr.	—	Senior
Sub.	—	Subordinated
VRD	—	Variable Rate Demand
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Zero coupon bond issued at a discount.

(d)	Security subject to the alternative minimum tax.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2012 was $8,086,094, which represented 2.72% of the Trust’s Net Assets.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(g)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(h)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2012.

(j)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(k)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guarantee Municipal Corp.	9.0%

National Public Finance Guarantee Corp.	8.0

American Municipal Bond Assurance Corp.	5.4

(l)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2012. At May 31, 2012, the Trust’s investments with a value of $165,727,912 are held by Dealer Trusts and serve as collateral for the $92,075,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen California Value Municipal Income Trust

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash
Invesco Van Kampen California Value Municipal Income Trust

D.	Floating Rate Note Obligations — (continued)

and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Invesco Van Kampen California Value Municipal Income Trust

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of May 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	—	$502,453,823	—	$502,453,823

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the three months ended May 31, 2012 was $26,251,941 and $12,102,840, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$37,448,587

Aggregate unrealized (depreciation) of investment securities	(404,231)

Net unrealized appreciation of investment securities	$37,044,356

Cost of investments for tax purposes is $465,409,467.
NOTE 4 — Significant Event
The Board of Trustees of the Trust (the “Board”) approved the redomestication of the Trust, a Massachusetts business trust, into a Delaware statutory trust pursuant to an Agreement and Plan of Redomestication (the “Redomestication”). The Board also approved an Agreement and Plan of Merger pursuant to which Invesco California Municipal Income Trust, Invesco California Quality Municipal Securities and Invesco California Municipal Securities (each a “Target Trust”) would merge with and into the Trust in accordance with the Delaware Statutory Trust Act (the “Merger”). As a result of the Merger, all of the assets and liabilities of each Trust will become assets and liabilities of the Trust and each Target Trust’s shareholders will become shareholders of the Trust. The Redomestication and the Merger are subject to shareholder approval.
     In addition, the Board also approved a plan to redeem all of the outstanding auction rate preferred shares at their respective liquidation preferences. These redemptions are anticipated to be funded with proceeds received from the issuance of Variable Rate Muni Term Preferred Shares (“VMTPS”) and Tender Option Bonds (“TOBs”). VMTPS are a variable rate form of preferred stock with a mandatory redemption date. These redemptions and this issuance of VMTPS are targeted to occur in the first half of 2012.
Invesco Van Kampen California Value Municipal Income Trust

Item 2. Controls and Procedures.
(a)	As of June 12, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 12, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Van Kampen California Value Municipal Income Trust

By:	/s/ Colin Meadows

Colin Meadows
Principal Executive Officer
Date: July 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin Meadows

Colin Meadows
Principal Executive Officer
Date: July 30, 2012

By:	/s/ Sheri Morris

Sheri Morris
Principal Financial Officer
Date: July 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.